SCHEDULE OF INVESTMENTS
Ivy Global Growth Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Consumer Staples – 2.2%
Alimentation Couche-Tard, Inc., Class B	332	$20,874

Energy – 1.1%
Canadian Natural Resources Ltd.	381	10,273

Total Canada - 3.3%		$31,147

China
Communication Services – 1.2%
Tencent Holdings Ltd.	217	9,831
Tencent Music Entertainment Group ADR(A)(B)	108	1,624

		11,455

Consumer Discretionary – 1.1%
Alibaba Group Holding Ltd. ADR(A)	64	10,874

Financials – 2.6%
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,093	25,162

Total China - 4.9%		$47,491

France
Communication Services – 1.8%
Ubisoft Entertainment S.A.(A)	228	17,824

Consumer Discretionary – 0.6%
LVMH Moet Hennessy - Louis Vuitton	13	5,420

Energy – 1.8%
Total S.A. ADR	314	17,500

Industrials – 6.8%
Airbus SE	356	50,413
Schneider Electric S.A.	167	15,101

		65,514

Total France - 11.0%		$106,258

Germany
Financials – 1.1%
Deutsche Boerse AG	75	10,632

Information Technology – 1.0%
Infineon Technologies AG	572	10,169

Total Germany - 2.1%		$20,801

Hong Kong
Consumer Discretionary – 0.9%
Galaxy Entertainment Group	1,244	8,369

Financials – 2.4%
AIA Group Ltd.	2,106	22,747

Total Hong Kong - 3.3%		$31,116

India
Financials – 1.2%
HDFC Bank Ltd.	311	11,018

Total India - 1.2%		$11,018

Italy
Consumer Discretionary – 2.4%
Ferrari N.V.	144	23,363

Total Italy - 2.4%		$23,363

Japan
Consumer Discretionary – 0.8%
Isuzu Motors Ltd.	701	8,000

Industrials – 2.4%
Dakin Industries Ltd.	47	6,128
Recruit Holdings Co. Ltd.	521	17,427

		23,555

Total Japan - 3.2%		$31,555

Netherlands
Consumer Staples – 1.5%
Heineken N.V.	125	13,943

Energy – 1.0%
Royal Dutch Shell plc, Class B	299	9,807

Health Care – 1.0%
Qiagen N.V.(A)	245	9,934

Industrials – 1.5%
Koninklijke Philips Electronics N.V., Ordinary Shares	340	14,762

Information Technology – 0.5%
ASML Holding N.V., NY Registry Shares	26	5,433

Total Netherlands - 5.5%		$53,879

Switzerland
Consumer Staples – 1.1%
Nestle S.A., Registered Shares	107	11,033

Industrials – 1.0%
Ferguson plc	131	9,299

Total Switzerland - 2.1%		$20,332

Taiwan
Information Technology – 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	233	9,118

Total Taiwan - 0.9%		$9,118

United Kingdom
Consumer Discretionary – 1.2%
Compass Group plc	494	11,847

Consumer Staples – 3.7%
British American Tobacco plc	278	9,706
Diageo plc	318	13,695
Imperial Tobacco Group plc	550	12,912

		36,313

Financials – 2.4%
Prudential plc	1,086	23,707

Total United Kingdom - 7.3%		$71,867

United States
Communication Services – 1.2%
Facebook, Inc., Class A(A)	61	11,736

Consumer Discretionary – 9.1%
Amazon.com, Inc.(A)	25	46,553
Dollar General Corp.	240	32,453
Home Depot, Inc. (The)	41	8,544

		87,550

Energy – 0.7%
ConocoPhillips	69	4,228
Schlumberger Ltd.	66	2,624

		6,852

Financials – 8.9%
CME Group, Inc.	181	35,054
Fidelity National Information Services, Inc.	125	15,388
Goldman Sachs Group, Inc. (The)	58	11,962
KeyCorp	743	13,191
SVB Financial Group(A)	49	11,030

		86,625

Health Care – 8.5%
Abbott Laboratories	224	18,827
HCA Holdings, Inc.	82	11,133
Johnson & Johnson	167	23,289
Thermo Fisher Scientific, Inc.	89	26,190
UnitedHealth Group, Inc.	8	1,896

		81,335

Industrials – 3.0%
Eaton Corp.	139	11,579
Lyft, Inc., Class A(A)(B)	45	2,985
Northrop Grumman Corp.	46	14,776

		29,340

Information Technology – 16.9%
Adobe, Inc.(A)	61	18,053
Ambarella, Inc.(A)	233	10,281
Arista Networks, Inc.(A)	21	5,514
Cognizant Technology Solutions Corp., Class A	301	19,079
MasterCard, Inc., Class A	60	15,830
Microsoft Corp.	261	34,948
PayPal, Inc.(A)	170	19,506
Visa, Inc., Class A	191	33,063
Western Digital Corp.	120	5,707

		161,981

Total United States - 48.3%		$465,419

TOTAL COMMON STOCKS – 95.5%		$923,364

(Cost: $701,375)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 2.1%
J.M. Smucker Co. (The) 2.501%, 7-1-19	$3,462	3,461
McCormick & Co., Inc. 3.100%, 7-11-19	5,000	4,995
UnitedHealth Group, Inc. 2.481%, 7-3-19	4,000	3,999
Walgreens Boots Alliance, Inc. 2.800%, 7-19-19	3,350	3,345
Wisconsin Gas LLC 2.920%, 7-18-19	4,000	3,994

		19,794

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(D)	4,509	4,509

	Shares
Money Market Funds – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (E)(F)	3,940	3,940

	Principal
United States Government Agency Obligations – 1.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.360%, 7-7-19(D)	$5,924	5,924
2.350%, 7-7-19(D)	11,383	11,383

		17,307

TOTAL SHORT-TERM SECURITIES – 4.8%		$45,550

(Cost: $45,555)

TOTAL INVESTMENT SECURITIES – 100.3%		$968,914

(Cost: $746,930)
LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(2,674)

NET ASSETS – 100.0%		$966,240

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $3,847 are on loan.
(C)	Rate shown is the yield to maturity at June 30, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at June 30, 2019.
(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$13,360	$27,655	$—
Consumer Discretionary	98,424	56,999	—
Consumer Staples	20,874	61,289	—
Energy	34,625	9,807	—
Financials	86,625	93,266	—
Health Care	91,269	—	—
Industrials	29,340	113,130	—
Information Technology	176,532	10,169	—

Total Common Stocks	$551,049	$372,315	$—
Short-Term Securities	3,940	41,610	—

Total	$554,989	$413,925	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$746,930

Gross unrealized appreciation	258,143
Gross unrealized depreciation	(36,159)

Net unrealized appreciation	$221,984